Segregated funds - Summary of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	$ 2,666
Additions (deductions):
Net assets at end of period	2,638	$ 2,666
Level 1 [member] | Segregated funds net assets [member]
Disclosure of changes in segregated fund net assets [Line Items]
Net assets at beginning of period	2,666	1,922
Additions (deductions):
Deposits from policyholders	859	975
Net realized and unrealized gains (losses)	(301)	381
Interest and dividends	56	51
Payment to policyholders	(573)	(604)
Management and administrative fees	(69)	(59)
Net assets at end of period	$ 2,638	$ 2,666